CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 3,624	$ 4,055	$ 1,799
Loss from discontinued operations			51
Income from continued operation	3,624	4,055	1,850
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,369	2,569	2,220
Impairment of an investment in company		100
Stock-based compensation related to options and unvested shares	118	117	120
Gain from a bargain purchase			(4,412)
Decrease (Increase) in trade receivables	(134)	577	1,216
Equity share in losses of associates, net	172	32
Increase (decrease) in deferred tax liabilities	44	159	(579)
Increase (decrease) in other long-term liabilities	(1,254)	(792)	3,319
Decrease in land lease liabilities	(91)	(81)
Decrease in other accounts receivable and prepaid expenses	79	1,073	1,371
Increase (decrease) in accrued expenses and other accounts payable	1,615	(597)	(3,200)
Net cash provided by continuing operations	7,542	7,212	1,905
Net cash used in discontinued operations	(123)	(427)	(70)
Net cash provided by operating activities	7,419	6,785	1,835
Cash flows from investing activities:
Purchase of equipment			(5)
Investment in short-term deposit			(1,065)
Proceeds from (investment in) long-term lease deposits	(11)	(5)	101
Investment in real estate property	(5,795)	(210)	(1,187)
Increase in restricted cash	(10)	(3)	(131)
Acquisition of Eldista, net (b)			(20,684)
Proceeds from (Investments in) associates	83	(8,025)
Net cash used in investing activities	(5,733)	(8,243)	(22,971)
Cash flows from financing activities:
Issuance of shares capital			5,000
Proceeds from long term bank loans			106,441
Repayment of long term bank loans	(2,580)	(2,553)	(91,847)
Repayment of loan to non-controlling interests		(53)	(5,618)
Net cash provided by (used in) financing activities	(2,580)	(2,606)	13,976
Exchange differences on balances of cash and cash equivalents	563	261	(155)
Increase (decrease) in cash and cash equivalents	(331)	(3,803)	(7,315)
Cash and cash equivalents at the beginning of the year	19,142	22,945	30,260
Cash and cash equivalents at the end of the year	18,811	19,142	22,945
Supplemental cash flow activities:
Taxes paid	875	1,902	1,903
Interest paid	2,702	2,237	3,081
Acquisition of Eldista, net:
Working capital deficiency, net			(155)
Building (including land)			161,451
In place leases, net			1,124
Deferred tax liabilities			(15,282)
Mortgage loan			(92,705)
Swap instruments			(392)
Land lease liability			(7,311)
Rent settlements with tenants			(1,759)
Gain from a bargain purchase			(4,412)
Non controlling interests			(19,875)
Net cash paid by the Company			20,684
Significant non-cash transactions:
Purchase of investments in consideration of issue of shares (Note 1 b (5))	$ 7,153